Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Summary of warrants to purchase the classes of Preferred Stock and Common Stock outstanding

June 30, 2021 and December 31, 2020
				Shares Issuable	Weighted
	Contractual	Underlying		Upon	Average
	Term	Equity	Balance Sheet	Exercise of	Exercise
Issuance Date	(in years)	Instrument	Classification	Warrant	Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
March 30, 2020	10	Common stock	Equity	740,991	$0.15
December 3, 2020	10	Common stock	Equity	1,000,000	$0.16
				5,127,237

As of December 31, 2020 and 2019, warrants to purchase the following classes of Preferred Stock and Common Stock outstanding consisted of the following:

December 31, 2020
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise	Average
Issuance Date	(in years)	Instrument	Classification	of Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
March 30, 2020	10	Common stock	Equity	740,991	$0.15
December 3, 2020	10	Common stock	Equity	1,000,000	$0.16
				5,127,237

December 31, 2019
	Contractual			Shares Issuable	Weighted
	Term	Underlying Equity	Balance Sheet	Upon Exercise of	Average
Issuance Date	(in years)	Instrument	Classification	Warrant	Exercise Price
March 17, 2014	10	Common stock	Liability	250,000	$0.09
September 28, 2016	10	Preferred Stock	Temporary Equity	2,686,246	$0.001
July 5, 2017	10	Common stock	Equity	375,000	$0.09
February 12, 2019	10	Common stock	Equity	75,000	$0.09
				3,386,246